APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of InvestmentsSeptember 30, 2021 (unaudited)

QUARTERLY REPORT

Security Description		Number of Shares	Fair Value

99.57%	COMMON STOCKS

15.69%	COMMUNICATION SERVICES
	Activision Blizzard, Inc.	368	$28,480
	Alphabet, Inc.*	414	1,106,837
	AT&T, Inc.	5,809	156,901
	Charter Communications, Inc.*	115	83,669
	Comcast Corp.	2,139	119,634
	Discovery, Inc.*	437	11,091
	Electronic Arts, Inc.	207	29,446
	Facebook, Inc.*	1,794	608,866
	Lumen Technologies, Inc.	529	6,554
	Omnicom Group, Inc.	161	11,666
	Take-Two Interactive Software*	69	10,631
	The Interpublic Group of Cos, Inc.	207	7,591
	Verizon Communications, Inc.	2,323	125,465
	ViacomCBS, Inc.	322	12,722
			2,319,553

6.87%	CONSUMER DISCRETIONARY
	Advance Auto Parts, Inc.	46	9,609
	AutoZone, Inc.*	23	39,054
	Bath & Body Works, Inc.	115	7,248
	Best Buy Co., Inc.	184	19,451
	BorgWarner, Inc.	115	4,969
	Caesars Entertainment, Inc.*	115	12,912
	CarMax, Inc.*	69	8,829
	D. R. Horton, Inc.	161	13,519
	Dollar General Corp.	184	39,034
	Dollar Tree, Inc.*	161	15,411
	Domino's Pizza, Inc.	23	10,970
	eBay, Inc.	529	36,855
	Garmin Ltd.	115	17,878
	Genuine Parts Co.	92	11,153
	Hanesbrands, Inc.	161	2,763
	The Home Depot, Inc.	752	246,852
	Leggett & Platt, Inc.	69	3,094
	Lennar Corp.	207	19,392
	LKQ Corp.*	230	11,574
	Lowe's Cos, Inc.	552	111,979
	McDonald's Corp.	391	94,274
	Newell Brands, Inc.	184	4,074

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedSeptember 30, 2021 (unaudited)

QUARTERLY REPORT

Security Description		Number of Shares	Fair Value

	O'Reilly Automotive, Inc.*	50	$30,553
	Pool Corp.	23	9,991
	PulteGroup, Inc.	161	7,393
	PVH Corp.*	46	4,728
	Ralph Lauren Corp.	46	5,108
	Ross Stores, Inc.	276	30,043
	Target Corp.	299	68,402
	The TJX Cos, Inc.	897	59,184
	Tractor Supply Co.	46	9,320
	Ulta Beauty, Inc.*	46	16,602
	Victoria's Secret & Co.*	31	1,713
	Whirlpool Corp.	46	9,378
	Yum! Brands, Inc.	184	22,505
			1,015,814

8.92%	CONSUMER STAPLES
	Altria Group, Inc.	1,518	69,099
	Campbell Soup Co.	230	9,616
	Church & Dwight Co., Inc.	161	13,294
	The Clorox Co.	92	15,236
	The Coca-Cola Co.	2,396	125,718
	Colgate-Palmolive Co.	690	52,150
	Conagra Brands, Inc.	299	10,127
	Constellation Brands, Inc.	115	24,229
	Costco Wholesale Corp.	207	93,015
	General Mills, Inc.	437	26,141
	Kellogg Co.	230	14,702
	Kimberly-Clark Corp.	253	33,507
	The Kraft Heinz Co.	782	28,793
	The Kroger Co.	506	20,458
	McCormick & Co., Inc.	138	11,182
	Molson Coors Beverage Co.	92	4,267
	Mondelez International, Inc.	736	42,820
	Monster Beverage Corp.*	345	30,646
	Philip Morris International, Inc.	1,288	122,090
	The Procter & Gamble Co.	1,569	219,346
	The Hershey Co.	115	19,464
	The J.M. Smucker Co.	92	11,043
	Tyson Foods, Inc.	253	19,972
	Walgreens Boots Alliance, Inc.	644	30,300
	Walmart, Inc.	1,943	270,815
			1,318,030

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedSeptember 30, 2021 (unaudited)

QUARTERLY REPORT

Security Description		Number of Shares	Fair Value

1.52%	ENERGY
	APA Corp.	184	$3,943
	Chevron Corp.	805	81,667
	ConocoPhillips	598	40,526
	Coterra Energy, Inc.	276	6,006
	Devon Energy Corp.	184	6,534
	EOG Resources, Inc.	253	20,308
	Halliburton Co.	414	8,951
	Kinder Morgan, Inc.	897	15,007
	Marathon Oil Corp.	299	4,087
	Occidental Petroleum Corp.	598	17,689
	The Williams Cos., Inc.	782	20,285
			225,003

3.68%	FINANCIALS
	The Allstate Corp.	184	23,425
	American Express Co.	437	73,211
	Ameriprise Financial, Inc.	69	18,224
	AON PLC	161	46,009
	Cboe Global Markets, Inc.	69	8,546
	CME Group, Inc.	184	35,582
	Discover Financial Services	161	19,779
	Intercontinental Exchange, Inc.	253	29,049
	Marsh & McLennan Cos, Inc.	276	41,795
	Moody's Corp.	115	40,838
	MSCI, Inc.	46	27,984
	Nasdaq, Inc.	69	13,318
	The Progressive Corp.	368	33,264
	S&P Global, Inc.	184	78,180
	Synchrony Financial	460	22,485
	T Rowe Price Group, Inc.	161	31,669
			543,358

16.99%	HEALTHCARE
	Abbott Laboratories	874	103,246
	AbbVie, Inc.	1,433	154,578
	Agilent Technologies, Inc.	161	25,362
	Align Technology, Inc.*	23	15,305
	AmerisourceBergen Corp.	161	19,231
	Amgen, Inc.	483	102,710
	Anthem, Inc.	115	42,872
	AstraZeneca PLC	327	19,640
	Biogen, Inc.*	138	39,053

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedSeptember 30, 2021 (unaudited)

QUARTERLY REPORT

Security Description	Number of Shares	Fair Value

Bio-Rad Laboratories, Inc.*	23	$17,157
Bristol-Myers Squibb Co.	1,426	84,376
Cardinal Health, Inc.	253	12,513
Cerner Corp.	207	14,598
Cigna Corp.	230	46,037
CVS Health Corp.	970	82,314
DaVita, Inc.*	92	10,696
Edwards Lifesciences Corp.*	345	39,057
Eli Lilly & Co.	678	156,652
Gilead Sciences, Inc.	736	51,410
HCA Healthcare, Inc.	276	66,991
Henry Schein, Inc.*	92	7,007
Hologic, Inc.*	207	15,279
Humana, Inc.	69	26,851
IDEXX Laboratories, Inc.*	46	28,607
Incyte Corp.*	115	7,910
IQVIA Holdings, Inc.*	115	27,547
Johnson & Johnson	1,771	286,017
Laboratory Corp of America Holdings*	69	19,419
McKesson Corp.	138	27,514
Medtronic PLC	782	98,024
Merck & Co., Inc.	1,748	131,292
Mettler-Toledo International, Inc.*	23	31,679
Organon & Co.	164	5,378
PerkinElmer, Inc.	69	11,957
Pfizer, Inc.	4,543	195,394
Quest Diagnostics, Inc.	115	16,711
Regeneron Pharmaceuticals, Inc.*	92	55,677
ResMed, Inc.	69	18,185
Teleflex, Inc.	23	8,661
Thermo Fisher Scientific, Inc.	211	120,551
UnitedHealth Group, Inc.	448	175,052
Universal Health Services, Inc.	46	6,365
Vertex Pharmaceuticals, Inc.*	138	25,032
Waters Corp.*	46	16,436
Zoetis, Inc.	230	44,652
		2,510,995

QUARTERLY REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedSeptember 30, 2021 (unaudited)

Security Description		Number of Shares	Fair Value

7.39%	INDUSTRIALS
	Allegion PLC	69	$9,120
	Ametek, Inc.	138	17,113
	A. O. Smith Corp.	92	5,618
	Carrier Global Corp.	460	23,810
	CH Robinson Worldwide, Inc.	115	10,005
	Cintas Corp.	46	17,510
	Copart, Inc.*	138	19,143
	CSX Corp.	1,449	43,093
	Cummins, Inc.	69	15,495
	Dover Corp.	69	10,730
	Eaton Corp PLC.	207	30,907
	Equifax, Inc.	46	11,657
	Expeditors International of Washington, Inc.	92	10,960
	Fastenal Co.	299	15,431
	Fortive Corp.	184	12,985
	Fortune Brands Home & Security	69	6,170
	Generac Holdings, Inc.	23	9,399
	General Dynamics Corp.	161	31,561
	Honeywell International, Inc.	299	63,471
	Huntington Ingalls Industries	23	4,440
	HIS Markit Ltd.	276	32,187
	Illinois Tool Works, Inc.	184	38,020
	Ingersoll Rand, Inc.*	207	10,435
	JB Hunt Transport Services, Inc.	69	11,538
	Johnson Controls International	322	21,922
	Kansas City Southern	46	12,449
	L3Harris Technologies, Inc.	161	35,459
	Leidos Holdings, Inc.	69	6,633
	Lockheed Martin Corp.	230	79,373
	Masco Corp.	230	12,776
	Nielsen Holdings PLC	253	4,855
	Norfolk Southern Corp.	161	38,519
	Northrop Grumman Corp.	92	33,134
	Otis Worldwide Corp.	299	24,602
	Pentair PLC	115	8,352
	Quanta Services, Inc.	92	10,471
	Raytheon Technologies Corp.	644	55,358
	Robert Half International, Inc.	69	6,923

QUARTERLY REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedSeptember 30, 2021 (unaudited)

Security Description		Number of Shares	Fair Value

	Rockwell Automation, Inc.	69	$20,289
	Roper Technologies, Inc.	46	20,522
	Snap-on, Inc.	23	4,806
	Stanley Black & Decker, Inc.	69	12,096
	Union Pacific Corp.	460	90,165
	United Parcel Service, Inc.	414	75,389
	United Rentals, Inc.*	46	16,143
	Verisk Analytics, Inc.	115	23,031
	Westinghouse Air Brake Technologies Corp.	115	9,914
	WW Grainger, Inc.	23	9,040
			1,093,019

16.64%	INFORMATION TECHNOLOGY
	Amphenol Corp.	276	20,211
	Analog Devices, Inc.	307	51,416
	Apple, Inc.	8,510	1,204,165
	Applied Materials, Inc.	460	59,216
	Arista Networks, Inc.*	23	7,904
	Broadcom, Inc.	230	111,534
	CDW Corporation of Delaware	92	16,746
	Cisco Systems, Inc.	3,259	177,387
	Corning, Inc.	391	14,268
	F5 Networks, Inc.*	23	4,572
	HP, Inc.	1,081	29,576
	Intel Corp.	3,699	197,083
	Juniper Networks, Inc.	184	5,064
	Keysight Technologies, Inc.	92	15,115
	KLA Corp.	92	30,775
	Lam Research Corp.	69	39,271
	Microchip Technology, Inc.	184	28,242
	Micron Technology, Inc.	460	32,651
	Motorola Solutions, Inc.	115	26,717
	NetApp, Inc.	161	14,451
	NXP Semiconductors NV	184	36,040
	Qualcomm, Inc.	713	91,963
	Seagate Technology Holdings PLC	161	13,286
	Skyworks Solutions, Inc.	92	15,160
	TE Connectivity, Ltd.	161	22,092
	Teradyne, Inc.	92	10,044

QUARTERLY REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedSeptember 30, 2021 (unaudited)

Security Description		Number of Shares	Fair Value

	Texas Instruments, Inc.	667	$128,204
	Trimble, Inc.*	161	13,242
	Western Digital Corp.*	138	7,789
	Xilinx, Inc.*	161	24,309
	Zebra Technologies Corp.*	23	11,855
			2,460,348

2.00%	MATERIALS
	3M Co.	391	68,589
	Amcor PLC	805	9,330
	Avery Dennison Corp.	46	9,532
	Ball Corp.	161	14,485
	Celanese Corp.	92	13,859
	CF Industries Holdings, Inc.	115	6,419
	Eastman Chemical Co.	69	6,951
	FMC Corp.	69	6,318
	Freeport-McMoRan, Inc.	575	18,705
	International Paper Co.	299	16,720
	LyondellBasell Industries	161	15,110
	Martin Marietta Materials, Inc.	23	7,859
	Newmont Corp.	483	26,227
	Packaging Corporation of America	46	6,322
	Sealed Air Corp.	92	5,041
	The Sherwin-Williams Co.	207	57,904
	Westrock Co.	138	6,877
			296,248

1.35%	REAL ESTATE
	American Tower Corp.	230	61,044
	CBRE Group, Inc.*	207	20,154
	Equity Residential	230	18,612
	Iron Mountain, Inc.	207	8,994
	Kimco Realty Corp.	207	4,295
	Public Storage	69	20,500
	Simon Property Group, Inc.	161	20,925
	Ventas, Inc.	230	12,698
	Welltower, Inc.	207	17,057
	Weyerhaeuser Co.	414	14,726
			199,005

QUARTERLY REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedSeptember 30, 2021 (unaudited)

Security Description		Number of Shares	Fair Value

17.93%	SOFTWARE & SERVICES
	Accenture PLC	444	$142,044
	Adobe, Inc.*	304	175,019
	Akamai Technologies, Inc.*	69	7,217
	Automatic Data Processing, Inc.	322	64,374
	Citrix Systems, Inc.	69	7,409
	Cognizant Technology Solutions	368	27,309
	Fidelity National Information	460	55,973
	Fiserv, Inc.*	575	62,387
	FleetCor Technologies, Inc.*	69	18,028
	Fortinet, Inc.*	92	26,868
	Gartner, Inc.*	69	20,968
	Global Payments, Inc.	207	32,619
	Jack Henry & Associates, Inc.	46	7,547
	Mastercard, Inc.	631	219,386
	Microsoft Corp.	4,531	1,277,380
	NortonLifeLock, Inc.	437	11,056
	Oracle Corp.	2,107	183,583
	Paychex, Inc.	230	25,863
	VeriSign, Inc.*	92	18,861
	Visa, Inc.	1,169	260,395
	The Western Union Co.	345	6,976
			2,651,262

0.59%	UTILITIES
	The ES Corp.	345	7,876
	CenterPoint Energy, Inc.	391	9,619
	Dominion Energy, Inc.	391	28,551
	Edison International	184	10,206
	NRG Energy, Inc.	115	4,695
	Sempra Energy	207	26,186
			87,133

99.57%	TOTAL COMMON STOCKS		14,719,768

99.57%	TOTAL INVESTMENTS		14,719,768
0.43%	Other assets, net of liabilities		63,313
100.00%	NET ASSETS		$14,783,081

*Non-income producing

QUARTERLY REPORT

APPLIED FINANCE VALUATION LARGE CAP ETF

Schedule of Investments - continuedSeptember 30, 2021 (unaudited)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2021:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stocks	$14,719,768	$—	$—	$14,719,768
Exchange Traded Funds	—	—	—	0
Money Market Funds	—	—	—	0
Total Investments	$14,719,768	$—	$—	$14,719,768

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended September 30, 2021.

At September 30, 2021, the cost of investment for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $15,051,525 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$130,604
Gross unrealized depreciation	(462,361)
Net unrealized depreciation	$(331,757)